Fair Value (Details) - Schedule of fair value measurement unit offering common and underwriter warrants	12 Months Ended
Jul. 05, 2022 $ / shares
Schedule Of Fair Value Measurement Unit Offering Common And Underwriter Warrants [Abstract]
Exercise price as adjusted for the Reverse Stock Split	$ 4.6
Expected term (years)	5 years
Volatility	136.90%